Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	223,204	213,663	201,339
Value of collateral	194,234	184,726
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	220,069	211,179
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,135	2,484
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,711	1,298
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	141	204
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	240	158
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,043	824
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,384	4,943
Value of collateral	2,918	3,938
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,629	3,292
Value of collateral	2,616	1,751
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,024	15,969
Value of collateral	19,526	14,176
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	127,530	122,236
Value of collateral	116,583	112,505
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58,573	58,766
Value of collateral	48,342	48,100
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,737	5,679
Value of collateral	3,210	3,171
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	496	728
Value of collateral	189	119
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	44	103
Value of collateral	44	86
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	190	437
Value of collateral	15	9
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,597	1,510
Value of collateral	791	871
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	126,124	121,401	114,879
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	124,677	120,120
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,447	1,281
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	796	724
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	110	109
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	66	59
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	475	389
Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	466	168
Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	793	660
Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13,224	9,285
Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	85,172	82,545
Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,048	26,348
Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,592	1,375
Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58	76
Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10	30
Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	129	316
Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	632	598
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	91,872	88,255
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	91,527	88,014
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	345	241
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	156	48
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17	12
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11	6
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	161	175
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	387	166
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	730	637
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,176	8,837
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58,491	55,222
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,255	22,368
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	599	763
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13	18
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9	19
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	212	225
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27,363	26,461
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27,034	26,226
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	329	235
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	220	180
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	11
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	3
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	103	41
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	79	1
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57	18
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	948	397
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,357	24,089
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,728	1,793
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	92	88
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	0
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	2
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95	73
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,889	6,685
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,116	5,880
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	773	805
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	420	496
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	90	86
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	52	50
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	211	173
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	5
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	100	51
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,324	3,234
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,065	2,187
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	901	524
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39	58
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	9
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	129	316
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	325	300
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	97,080	92,262	86,460
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95,392	91,059
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,688	1,203
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	915	574
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	31	95
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	174	99
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	568	435
Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,918	4,775
Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,836	2,632
Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,800	6,684
Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	42,358	39,691
Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34,525	32,418
Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,145	4,304
Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	438	652
Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34	73
Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	61	121
Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	965	912
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,380	24,914
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,221	24,830
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	159	84
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	107	41
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	3
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	1
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48	39
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	261	341
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	374	204
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,199	1,241
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,537	12,476
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,759	10,277
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	195	312
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	3
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55	60
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51,740	47,848
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50,479	46,946
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,261	902
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	720	454
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27	90
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138	50
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	376	308
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	238	409
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	325	242
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,580	1,755
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,040	21,182
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,070	20,091
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,467	3,128
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	209	179
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	27
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	47	121
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	763	714
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,441	17,714
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,208	17,504
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	233	210
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	53	78
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	2
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34	48
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	144	82
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,288	3,906
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,087	2,098
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,661	3,333
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,260	5,549
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,569	1,890
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	382	760
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	3
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33	43
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14	0
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	147	132
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,519	1,786
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,484	1,779
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	35	7
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	35	1
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	6
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	131	119
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50	88
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	360	355
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	521	484
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	127	160
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	101	104
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	229	470
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	6
Bank
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	208,340	199,561	189,618
Value of collateral	174,995	166,403
Bank | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	205,729	197,563
Bank | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,611	1,998
Bank | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,522	1,162
Bank | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	76	143
Bank | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	211	129
Bank | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	802	564
Bank | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,285	4,863
Value of collateral	2,899	3,931
Bank | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,565	3,266
Value of collateral	2,577	1,696
Bank | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28,614	22,895
Value of collateral	18,358	13,535
Bank | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	117,863	113,561
Value of collateral	107,275	104,129
Bank | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48,765	48,171
Value of collateral	40,170	39,447
Bank | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,431	4,727
Value of collateral	2,835	2,760
Bank | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	446	652
Value of collateral	170	96
Bank | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	43	99
Value of collateral	43	82
Bank | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55	140
Value of collateral	4	0
Bank | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,273	1,187
Value of collateral	664	727
Bank | Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109,495	105,561	99,581
Bank | Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	108,450	104,694
Bank | Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,045	867
Bank | Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	688	598
Bank | Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50	51
Bank | Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39	32
Bank | Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	268	186
Bank | Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	457	164
Bank | Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	771	650
Bank | Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,319	8,872
Bank | Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	77,755	75,892
Bank | Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,247	18,888
Bank | Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	522	663
Bank | Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14	8
Bank | Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9	27
Bank | Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	23
Bank | Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	400	374
Bank | Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	78,328	75,461
Bank | Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	78,023	75,278
Bank | Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	305	183
Bank | Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	154	46
Bank | Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14	11
Bank | Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10	3
Bank | Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	127	123
Bank | Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	378	163
Bank | Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	708	628
Bank | Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,277	8,433
Bank | Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51,295	48,871
Bank | Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,088	16,635
Bank | Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	413	556
Bank | Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8	8
Bank | Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8	16
Bank | Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	153	151
Bank | Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27,248	26,350
Bank | Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,919	26,114
Bank | Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	329	236
Bank | Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	220	180
Bank | Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	11
Bank | Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	3
Bank | Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	103	42
Bank | Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	79	1
Bank | Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57	18
Bank | Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	944	396
Bank | Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,289	24,027
Bank | Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,686	1,746
Bank | Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	91	87
Bank | Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	0
Bank | Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	2
Bank | Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95	73
Bank | Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,919	3,750
Bank | Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,508	3,302
Bank | Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	411	448
Bank | Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	314	372
Bank | Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33	29
Bank | Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26	26
Bank | Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38	21
Bank | Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	4
Bank | Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	98	43
Bank | Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,171	2,994
Bank | Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	473	507
Bank | Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18	20
Bank | Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	9
Bank | Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	23
Bank | Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	152	150
Bank | Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	98,845	94,000	90,037
Bank | Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	97,279	92,869
Bank | Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,566	1,131
Bank | Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	834	564
Bank | Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26	92
Bank | Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	172	97
Bank | Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	534	378
Bank | Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,828	4,699
Bank | Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,794	2,616
Bank | Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,295	14,023
Bank | Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40,108	37,669
Bank | Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	31,518	29,283
Bank | Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,909	4,064
Bank | Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	432	644
Bank | Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34	72
Bank | Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	54	117
Bank | Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	873	813
Bank | Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,789	22,125
Bank | Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,634	22,059
Bank | Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	155	66
Bank | Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106	41
Bank | Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	3
Bank | Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	1
Bank | Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45	21
Bank | Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	258	340
Bank | Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	367	196
Bank | Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,039	907
Bank | Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13,397	11,397
Bank | Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,519	8,969
Bank | Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	159	273
Bank | Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	3
Bank | Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50	40
Bank | Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48,549	44,834
Bank | Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	47,406	43,975
Bank | Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,143	859
Bank | Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	640	444
Bank | Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22	87
Bank | Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	136	48
Bank | Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	345	280
Bank | Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	214	398
Bank | Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	307	245
Bank | Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,442	1,676
Bank | Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,079	20,345
Bank | Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,319	18,281
Bank | Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,268	2,927
Bank | Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	203	171
Bank | Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	26
Bank | Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40	117
Bank | Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	676	648
Bank | Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,162	25,400
Bank | Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,929	25,201
Bank | Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	233	199
Bank | Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	53	78
Bank | Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	2
Bank | Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34	48
Bank | Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	144	71
Bank | Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,288	3,906
Bank | Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,086	2,091
Bank | Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,490	11,120
Bank | Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,168	5,483
Bank | Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,555	1,875
Bank | Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	381	760
Bank | Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	3
Bank | Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33	43
Bank | Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14	0
Bank | Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	147	119
Bank | Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,345	1,641
Bank | Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,310	1,634
Bank | Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	35	7
Bank | Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	35	1
Bank | Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	6
Bank | Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	68	55
Bank | Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34	84
Bank | Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	324	320
Bank | Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	464	444
Bank | Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	125	158
Bank | Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	101	104
Bank | Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	229	470
Bank | Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	6